Employee Benefit Plans (Multiemployer Plan) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Multiemployer Plans [Line Items]
Multiemployer Plans General Nature	The risks of participating in these multiemployer plans are different from single-employer plans in that assets contributed are pooled and may be used to provide benefits to employees of other participating employers. If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers. Lastly, if we choose to stop participating in some of our multiemployer plans, we may be required to pay those plans a withdrawal liability based on the underfunded status of the plan.
Multiemployer Plans Period Contributions	$ 120	$ 113	$ 105
Multiemployer Plans Period Contributions Other Than Pensions	$ 15	$ 14	12
National Elevator Industry Plan [Member]
Multiemployer Plans [Line Items]
Entity Tax Identification Number	232694291
Multiemployer Plans Certified Zone Status	Green	Green
Multiemployer Plans Funding Improvement Plan And Rehabilitation Plan	No
Multiemployer Plans Period Contributions	$ 88	$ 79	71
Multiemployer Plans Surcharge	No
Multiemployer Plans Collective Bargaining Arrangement Expiration Date	Jul. 08, 2017
Multiemployer Plans, Period Contributions, Significance of Contributions	1	1
Other Funds [Member]
Multiemployer Plans [Line Items]
Multiemployer Plans Period Contributions	$ 32	$ 34	$ 34